Trade and bill receivables (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Trade and Bills Receivables

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Trade receivables, net	241,168	212,104	33,511
Bill receivables (i)	6,816,088	6,819,440	1,077,423

Total (Note 36)	7,057,256	7,031,544	1,110,934

(i)

As of December 31, 2017, bill receivables include bills issued by joint venture and other related parties amounted to RMB 69,816 (US$11,030) (2016: RMB 45,000) and RMB 23,832 (US$3,765) (2016: RMB 3,968) respectively.

Analysis of Impairment of Doubtful Receivables

An analysis of the impairment of trade receivables is as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

At January 1	51,288	54,634	8,632
Charge/(credit) to consolidated statement of profit or loss	3,696	(10,854)	(1,715)
Written off	(346)	(5)	(1)
Translation differences	(4)	—	—

At December 31	54,634	43,775	6,916

Age Analysis of Trade and Bills Receivables

		Neither past due	Past due but not impaired
	Total	nor impaired	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At 31.12.2017	7,031,544	6,919,347	59,966	21,457	29,857	917
At 31.12.2016	7,057,256	6,995,511	37,902	12,062	9,654	2,127